Revenue and related balances - Performance obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025
Disclosure of performance obligations [line items]
Performance obligations	$ 161,419
2026
Disclosure of performance obligations [line items]
Performance obligations	83,689
2027 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	63,775
Subscription revenue | 2025
Disclosure of performance obligations [line items]
Performance obligations	156,936
Subscription revenue | 2026
Disclosure of performance obligations [line items]
Performance obligations	83,520
Subscription revenue | 2027 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	63,775
Professional services | 2025
Disclosure of performance obligations [line items]
Performance obligations	4,483
Professional services | 2026
Disclosure of performance obligations [line items]
Performance obligations	169
Professional services | 2027 and thereafter
Disclosure of performance obligations [line items]
Performance obligations	$ 0